Note 9 - Share based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocated Share-based Compensation Expense	$ 8,194	$ 2,101	$ 6,560
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	4,124	630	6,821
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 4,070	$ 1,471	$ (261)